UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  (973) 887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

FRANK VALUE FUND

Investor Class – FRNKX

Class C – FNKCX

Institutional Class – FNKIX

WEST HILLS CORE FUND – LEBOX

CAMELOT EVENT DRIVEN FUND

Class A - EVDAX

Institutional Class - EVDIX

SEMI-ANNUAL REPORT

December 31, 2022

(UNAUDITED)

VALUE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Utilities
9.30%
Communication Services
6.09%
Consumer Cyclical
10.99%
Consumer Defensive
9.10%
Energy
26.40%
Financial Services
7.24%
Healthcare
6.25%
Industrials
1.68%
Money Market Fund
5.15%
Real Estate
1.54%
Technology
3.27%
U.S. Treasury Note Bonds
12.99%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Semi-Annual Report | 1

WEST HILLS FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the West Hills Core Fund (the “West Hills Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Money Market Fund
0.40%
Options Purchased
0.73%
Exchange Traded Fund
98.87%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

Excludes written options.

Semi-Annual Report | 2

CAMELOT FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Camelot Event Driven Fund (the “Camelot Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Asset-Backed Securities 0.14%
Bank Deposit Accounts 0.38%
Basic Materials 6.33%
Communication Services 7.25%
Consumer Cyclical 0.38%
Consumer Defensive 7.30%
Convertible Bond 0.01%
Corporate Bonds 0.33%
Energy 2.56%
Financial Services 2.83%
Healthcare 9.39%
Industrials 7.52%
Money Market Fund 7.09%
Mortgage-Backed Securities 0.01%
Municipal Bonds 0.26%
Options Purchased 5.61%
Preferred Stocks 0.73%
Real Estate 0.73%
Real Estate Investment Trust 4.04%
Rights 0.01%
Structured Notes 0.00% ^
Technology 8.56%
U.S. Treasury Note Bonds 16.57%
Utilities 11.96%
Warrants 0.01%

^ Less than 0.005%.

Categorizations above are made using Morningstar® classifications.

Portfolio composition is subject to change.

Excludes written options.

Semi-Annual Report | 3

VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 75.73%

Air Transportation, Scheduled - 1.46%
132,250	Harbor Diversified, Inc. *	$ 281,692

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.39%
51,583	Under Armour, Inc. Class C *	460,120

Bottled & Canned Soft Drinks & Carbonated Waters - 5.99%
16,997	Coca-Cola FEMSA S.A.B de C.V. Series L ADR	1,153,756

Cigarettes - 3.03%
12,791	Altria Group, Inc.	584,677

Crude Petroleum & Natural Gas - 2.85%
32,600	Black Stone Minerals, L.P.	549,962

Electric & Other Services Combined - 5.31%
62,857	PG&E Corp. *	1,022,055

Hotels, Rooming Houses, Camps & Other Lodging Places - 0.20%
1,246	Civeo Corp. *	38,751

Natural Gas Transmission - 4.72%
76,647	Energy Transfer L.P.	909,800

Oil & Gas Field Machinery & Equipment - 3.06%
46,364	Now, Inc. *	588,823

Oil & Gas Field Services - 2.99%
62,257	Nextier Oilfield Solutions, Inc. *	575,255

Petroleum Refining - 12.56%
95,837	Calumet Specialty Products Partners, L.P. *	1,617,729
23,740	CVR Energy, Inc.	744,012
2,178	Delek US Holdings, Inc.	58,806
		2,420,547
Retail-Drug Stores and Proprietary Stores - 1.84%
9,512	Walgreens Boots Alliance, Inc.	355,368

Retail-Eating Places - 1.92%
5,420	Jack In The Box, Inc.	369,807

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 4

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Services-Business Services - 12.84%
11,219	Ebay, Inc.	$ 465,252
25,632	International Money Express, Inc. *	624,652
19,420	PayPal Holdings, Inc. *	1,383,092
		2,472,996
Services-Computer Processing & Data Preparation - 1.70%
242,895	Trivago N.V. ADR *	327,908

Services-Prepackaged Software - 4.34%
132,811	Opera Ltd. ADR *	835,381

Travel Services - 4.18%
36,685	lastminute.com N.V. (Switzerland) *	805,205

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 4.35%
10,897	Cardinal Health, Inc.	837,652

TOTAL FOR COMMON STOCKS (Cost $13,318,292) - 75.73%		14,589,755

CORPORATE BOND - 3.92%

Electric & Other Services Combined - 3.92%
780,000	Pacific Gas & Electric Co., 1.70%, 11/15/2023 ●	754,860

TOTAL FOR CORPORATE BOND (Cost $761,736) - 3.92%		754,860

REAL ESTATE INVESTMENT TRUST - 1.53%
20,300	Postal Realty Trust, Inc. Class A	294,959
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $304,774) - 1.53%		294,959

UNITED STATES TREASURY BILLS - 8.99%
1,000,000	US Treasury Bill, 0.000%, 5/04/2023 ●	984,906
750,000	US Treasury Note, 0.000%, 2/07/2023 ●	747,149
TOTAL FOR UNITED STATES TREASURY BILLS (Cost $1,731,864) - 8.99%		1,732,055

UNITED STATES TREASURY NOTE BOND - 3.90%
780,000	United States Treasury Note, 2.125%, 7/31/2024 ●	750,507
TOTAL FOR UNITED STATES TREASURY NOTE BOND (Cost $768,497) - 3.90%		750,507

MONEY MARKET FUND - 5.11%
984,784	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio 4.04% **	984,784
TOTAL FOR MONEY MARKET FUND (Cost $984,784) - 5.11%		$ 984,784

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 5

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Fair Value

TOTAL INVESTMENTS (Cost $17,869,947) *** - 99.18%	$19,106,920

ASSETS IN EXCESS OF LIABILITIES, NET - 0.82%	158,783

NET ASSETS - 100.00%	$19,265,703

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2022.

*** Refer to Note 11 for tax cost.

● Level 2 Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 6

WEST HILLS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

EXCHANGE TRADED FUND - 96.31%
15,975	SPDR S&P 500 ETF Trust (a)	$ 6,109,319
TOTAL FOR EXCHANGE TRADED FUND (Cost $6,312,109) - 96.31%		6,109,319

MONEY MARKET FUND - 0.39%
24,435	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 4.04% **	24,435
TOTAL FOR MONEY MARKET FUND (Cost $24,435) - 0.39%		24,435

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $51,617) - 0.71%		45,357

TOTAL INVESTMENTS (Cost $6,388,161) *** - 97.41%		6,179,111

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $39,924) - (0.50%)		(32,012)

ASSETS IN EXCESS OF LIABILITIES, NET - 3.09%		195,995

NET ASSETS - 100.00%		$ 6,343,094

(a) Subject to written option contracts.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2022.

*** Refer to Note 11 for tax cost.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 7

WEST HILLS FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2022 (UNAUDITED)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2022.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 8

WEST HILLS FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2022 (UNAUDITED)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2022.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

ETF - Exchange Traded Funds

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 9

CAMELOT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

COMMON STOCKS - 64.59%

Automotive - 0.00%
5,926	Exide Technologies * ^ †	$ 0
101,663	Flyht Aerospace Solutions, Inc. (Canada) ^ † *	0
		0
Bakery Products - 0.54%
479,411	Bab, Inc.	373,989

Biotech & Pharma - 0.00%
167,850	Inyx, Inc. ● *	17

Canned, Frozen & Preservd Fruit, Veg & Food Specialties - 4.28%
60,000	TreeHouse Foods, Inc. (a) (b) *	2,962,800

Communication Services - 0.24%
4,675	Intelsat Emergence SA (Luxembourg) * ●	168,627

Construction & Engineering - 0.06%
25,935	WeBuild SpA ADR	38,164

Deep Sea Foreign Transportation of Freight - 0.50%
76,000	Teekay Corp. (Bermuda) *	345,040

Drilling Oil & Gas Wells - 0.00%
2	Seadrill Ltd. (Bermuda) *	65

Electric & Other Services Combines - 3.68%
20,000	Duke Energy Corp. (a)	2,059,800
10,000	PNM Resources, Inc.	487,900
		2,547,700
Electric Services - 5.10%
40,000	Dominion Energy, Inc. (a)	2,452,800
20,000	NRG Energy, Inc. (a)	636,400
15,000	PPL Corp. (a) (b)	438,300
		3,527,500
Electrical Industrial Apparatus - 0.48%
20,000	Hollysys Automation Technologies, Ltd. (China)	328,600

Federal & Federally-Sponsored Credit Agencies - 0.05%
100,000	Federal National Mortgage Association Fannie Mae *	35,340

Gaming, Lodging & Restaurants - 0.12%
10,000	Guoco Group Ltd. (Bermuda)	85,140

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 10

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Gold and Silver Ores - 4.59%
22,000	Agnico Eagle Mines Ltd. (Canada) (a) (b)	$ 1,143,780
15,000	Barrick Gold Corp. (Canada) (b)	257,700
50,000	Gold Fields Ltd. ADR (a)	517,500
100,000	Seabridge Gold, Inc. (Canada)	1,258,000
		3,176,980
Grain Mill Products - 1.31%
10,000	Post Holdings, Inc. (a) (b) *	902,600

Household Appliances - 0.30%
25,380	Weber, Inc. Class A	204,309

Industrial Organic Chemicals - 1.06%
7,000	International Flavors & Fragrances, Inc. (a) (b)	733,880

Industrial Products - 5.66%
3,200	Gates Industrial Corp. PLC *	36,512
86,769	Mercury Systems, Inc. *	3,882,045
		3,918,557
Industrial Services - 1.07%
1,022,580	Astaldi SpA SPF (Italy) * ● †	50,618
60,000	JetBlue Airways Corp. * (a)	388,800
4,000	Ryanair Holdings PLC ADR (a) *	299,040
		738,458
Internet Content & Information - 0.11%
1,500	Scout24 SE ADR *	75,706

Investment Advice - 0.02%
600	TPG, Inc. Class A	16,698

Investment Companies - 2.74%
5,000	AIB Acquisition Corp. Class A *	51,000
3,700	Agile Growth Corp. Class A *	37,333
4,400	Ahren Acquisition Corp. Class A (Cayman Islands) *	45,034
15,000	A SPAC II Acquisition Corp. (Hong Kong) *	152,850
30,000	Aurora Technology Acquisition Corps. Class A *	306,900
10,000	Blue World Acquisition Corp. Class A *	102,000
13,000	BYTE Acquisition Corp. Class A *	131,040
14,300	Corazon Capital V838 Monoceros Corp. Class A *	144,144
4,800	Disruptive Acquisition Corp. I Class A *	48,381
6,400	FTAC Hera Acquisition Corp. Class A *	64,704
3,000	Independence Holdings Corp. Class A *	30,240
7,000	Investcorp Europe Acquisition Corp. I Class A (Cayman Islands) *	72,100
4,000	Jaguar Global Growth Corp. I Class A *	40,880

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 11

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Investment Companies - (Continued)
7,500	Khosla Ventures Acquisition Co. III Class A *	$ 74,663
1,800	Kismet Acquisition Three Corp. Class A * ●	18,090
1,900	Kismet Acquisition Two Corp. Class A *	19,171
5,000	Lakeshore Acquisition II Corp. (China) *	50,950
3,150	LDH Growth Corp. I Class A *	31,721
6,200	Levere Holdings Corp. Class A (Cayman Islands) *	62,496
3,000	Medicus Sciences Acquisition Corp. Class A *	30,210
7,300	Northern Star Investment Corp. III Class A *	73,365
33,000	Pershing Square Tontine Holdings, Ltd. Class B *	0
9,400	Rice Acquisition Corp. II Class A *	98,700
6,220	Rocket Internet Growth Opportunities Corp. Class A (Cayman Islands) *	62,822
14,400	Zimmer Energy Transition Acquisition Corp. Class A *	143,280
		1,892,074
Media - 0.61%
50,000	Apogee 21 Holdings, Inc. *	0
11,249	Clear Channel Outdoor Holdings, Inc. *	11,812
30,000	Prosus N.V. ADR	411,900
		423,712
Metals & Mining - 0.00%
109,444	Sacre-Coeur Minerals Ltd. (Canada) ^ †	0

Mineral Royalty Traders - 0.65%
4,000	Royal Gold, Inc.	450,880

Natural Gas Transmission & Distribution - 3.13%
35,000	Southwest Gas Holdings, Inc. (a) (b)	2,165,800

Oil, Gas & Coal - 1.04%
4,000	Chevron Corp. (b)	717,960

Opeators of Nonresidential Buildings - 0.06%
1,004	Brookfield Corp. (Canada)	31,586
251	Brookfield Asset Management, Inc. Class A (Canada) *	7,196
		38,782
Ophthalmic Goods - 0.05%
2,300	Bausch & Lomb Corp. (Canada) *	35,673

Petroleum Refining - 1.01%
20,000	BP PLC ADR (a) (b)	698,600

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 12

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Pharmaceutical Preparations - 4.94%
90,000	Alkermes PLC (Ireland) * (a)	$ 2,351,700
25,000	Elanco Animal Health, Inc. (a)	305,500
30,000	Emisphere Technologies, Inc. Δ *	234,300
15,000	GSK PLC ADR (a)	527,100
		3,418,600
Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.86%
5,000	Rogers Corp. * (a)	596,700

Radio & TV Broadcasting & Communications Equipment - 3.36%
189,965	KVH Industries, Inc. * (b)	1,941,442
12,000	ViaSat, Inc. *	379,800
		2,321,242
Radio Broadcasting Stations - 0.04%
4,610	iHeartMedia, Inc. Class A *	28,259

Real Estate - 0.72%
16,500	CA Immobilien Anlagen AG (Austria)	500,613
10,000	S Immo AG (Austria)	0
		500,613
Retail - Department Stores - 0.08%
791	Neiman-Marcus Group Parent LLC † ● *	55,370

Services-Business Services - 3..36%
23,000	Fiserv, Inc. (a) *	2,324,610

Services-Computer Processing & Data Preparation - 0.58%
29,000	Sohu.com Ltd. ADR *	397,590

Services-Computer Programming, Data Processing - 0.45%
7,000	IAC/InterActiveCorp Class A *	310,800

Services-Computer Integrated Systems Design - 0.02%
1,000	Kyndryl Holdings, Inc. *	11,120

Services-Educational Services - 0.40%
59,708	Tarena International, Inc. ADR *	278,836

Services-Employment Agencies - 0.10%
15,400	51job, Inc. ADR * ●	71,148

Services-Medical Laboratories - 3.40%
10,000	Laboratory Corp. Of America Holdings (a)	2,354,800

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 13

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Services-Prepackaged Software - 1.98%
30,000	Gen Digital, Inc.	$ 642,900
7,000	Take-Two Interactive Software, Inc. *	728,910
		1,371,810
Surgical & Medical Instruments & Apparatus - 0.96%
13,000	Baxter International, Inc.	662,610

Telecommunications - 0.20%
44,529	NII Holdings, Inc. ^ Δ *	22,265
50,000	Telecom Italia SpA/Milano ADR	114,000
		136,265
Television Broadcasting Stations - 3.94%
61,000	Liberty Media Corp. - Liberty SiriusXM Series A (a)	2,397,910
19,562	Paramount Global Class B (b)	330,207
		2,728,117
Waste & Environmental Services & Equipment - 0.00%
43,000	Strategic Environmental & Energy Resources, Inc. ^ † # *	2,374

Wholesale-Groceries & Related Products - 0.74%
15,000	US Foods Holding Corp. (a) (b) *	510,300

TOTAL FOR COMMON STOCKS (Cost $47,756,329) - 64.59%		44,684,815

REAL ESTATE INVESTMENT TRUST - 4.02%
20,500	Crown Castle International Corp. (a) (b)	2,780,620
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $3,536,845) - 4.02%		2,780,620

ESCROW SHARES - 0.00%
1,777	Exide Technologies ^ † *	0
TOTAL FOR ESCROW SHARES (Cost $1,687) - 0.00%		0

ASSET-BACKED SECURITIES - 0.14%
3,640	AFC Home Equity Loan Trust Series 2000-02 Class 1A, 5.17871% (1 Month LIBOR USD + 0.79%), 6/25/2030 ** ●	3,078
87,855	Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.49% (1 Month LIBOR USD + 0.705%), 2/25/2035 ** ●	84,897
298,049	Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.47% (1 Month LIBOR USD + 0.32%), 9/25/2037 ** ●	10,890
TOTAL FOR ASSET-BACKED SECURITIES (Cost $111,178) - 0.14%		98,865

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 14

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

CONTINGENT VALUE RIGHTS - 0.01%

Communication Services - 0.00%
489	Intelsat CVR Class A (Luxembourg)	$ 0
489	Intelsat CVR Class B (Luxembourg)	0
		0
Investment Companies - 0.01%
5,000	AIB Acquisition Corp. Class A	581
30,000	Aurora Technology Acquisition Corp. Class A	3,900
10,000	Blue World Acquisition Corp. Class A	800
4,000	Jaguar Global Growth Corp. Class A	240
5,000	Lakeshore Acquisition II Corp. (China)	850
		6,371
Radio & TV Broadcasting & Communications Equipment - 0.00%
145,009	KVH Industries, Inc.	0

TOTAL FOR CONTINGENT VALUE RIGHTS (Cost $0) - 0.01%		6,371

CONVERTIBLE BONDS - 0.01%

Radio Telephone Communications - 0.01%
89,550	Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. (Bermuda) 7.00% Perpetual ● #	9,963
TOTAL FOR CONVERTIBLE BONDS (Cost $9,911) - 0.01%		9,963

CORPORATE BONDS - 0.33%

Automotive - 0.00%
546,810	Exide Technologies 11.00%, 4/30/2022 + † ^ #	0

Financial Services - 0.01%
5,000,000	Hellas Telecommunication Luxembourg II SCA Series 144a (United Kingdom) 6.054%, (3 Month LIBOR USD + 5.75% ) 1/15/2015 + ^ # † ●	6,250
130,000	Lehman Brothers Holdings, Inc. Series MTNG 7.27% (1 Month CPI YOY + 2.25%), 07/08/2014 ** + ●	325
100,000	Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ●	250
		6,825
Oil, Gas & Coal - 0.21%
159,808	Paratus Energy Services Ltd. (United Kingdom) 10.000%, 07/15/2026 ●	147,023

Radio Telephone Communications - 0.02%
56,915	Digicel Group 0.5 Ltd. Private Placement Series 144A (Bermuda) 8.0%, 04/01/2025 ● #	15,098

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 15

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Retail-Grocery Stores - 0.00%
50,000	Winn Dixie Stores, Inc. 8.875%, 4/01/2008 ●	$ 0

Sovereign - 0.09%
1,000,000	Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020 + ●	60,830

Venture Capital - 0.00%
25,000	Infinity Capital Group 7.00%, 12/31/2049 + ^ † #	0

TOTAL FOR CORPORATE BONDS (Cost $1,320,173) - 0.33%		229,776

MORTGAGE-BACKED SECURITIES - 0.01%
80,917	GNR Government National Mortgage Series 2019-108 Class NI 10.65%, 8/20/2049 ● ~	2,492
117,969	GSR Mortgage Loan Trust Series 2005-5F Class B2 5.75992%, 6/25/2035 ● ~	3,913
TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $81,994) - 0.01%		6,405

MUNICIPAL BONDS - 0.26%

Puerto Rico - 0.26%
17,074	Puerto Rico Commonwealth Restructured Series A1 4.00%, 7/01/2037 ●	13,968
24,036	Puerto Rico Commonwealth Restructured Series A1 5.625%, 7/01/2029 ●	24,594
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2021 + ●	7,162
10,000	Puerto Rico Electric Power Authority Series CCC 4.25%, 7/01/2023 + ●	7,263
75,000	Puerto Rico Electric Power Authority Series DDD 3.50%, 7/01/2020 + ●	52,875
30,000	Puerto Rico Electric Power Authority Series DDD 3.625%, 7/01/2021 + ●	21,150
55,000	Puerto Rico Electric Power Authority Series TT 5.00%, 7/01/2020 + ●	39,600
15,000	Puerto Rico Electric Power Authority Series WW 5.50%, 7/01/2019 + ●	10,894
		177,506

TOTAL FOR MUNICIPAL BONDS (Cost $183,850) - 0.26%		177,506

PREFERRED STOCKS - 0.67%

Government Agencies - 0.66%
19,000	Federal Home Loan Mortgage Corp. Series B 0.00%, (3 Month LIBOR USD + 0.1377%) Perpetual ** ∞	46,740
55,000	Federal Home Loan Mortgage Corp. Series H 5.10%, Perpetual ∞	143,550
4,500	Federal Home Loan Mortgage Corp. Series F 5.00%, Perpetual ∞	11,250
10,600	Federal Home Loan Mortgage Corp. Series M 0.00%, (2 Year CMT + 0.10%) Perpetual ** ∞	25,016
42,879	Federal Home Loan Mortgage Corp. Series Q 0.00%, (2 Year CMT + 0.20%) Perpetual ** ∞	96,049

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 16

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Government Agencies - (Continued)
25,000	Federal Home Loan Mortgage Corp. Series S 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual ** ∞	$ 66,250
20,000	Federal National Mortgage Corp. Series T 8.25%, Perpetual ∞	36,800
5,500	Federal National Mortgage Corp. Series H 5.81%, Perpetual ∞	16,319
700	Federal National Mortgage Corp. Series I 5.375%, Perpetual ∞	1,680
4,440	Federal National Mortgage Corp. Series M 4.75%, Perpetual ∞	11,588
360	Federal National Mortgage Corp. Series N 5.50%, Perpetual ∞	943
		456,185
Real Estate - 0.01%
722	Brookfield Property Partners LP, 6.25%, 7/26/2081 (Bermuda)	10,231

TOTAL FOR PREFERRED STOCKS (Cost $1,291,235) - 0.67%		466,416

STRUCTURED NOTES - 0.00%

Financial Services - 0.00%
100,000	Lehman Brothers Holdings, Inc. Series MTNH, 8.250%, 9/23/2020 + ● **	250
110,000	Lehman Brothers Holdings, Inc. Series MTN1 0.00%, (1 Month CPI YOY + 2.25%) 2/17/2015 + ● **	385
100,000	Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 1/28/2020 + ● **	250
200,000	Lehman Brothers Holdings, Inc. Series MTN 8.75%, 2/14/2023 + ● **	500
TOTAL FOR STRUCTURED NOTES (Cost $0) - 0.00%		1,385

UNITED STATES TREASURY NOTE BONDS - 16.50%
2,000,000	U.S. Treasury Note, 0.625%, 10/15/2024 ●	1,868,828
2,000,000	U.S. Treasury Note, 0.75%, 11/15/2024 ●	1,867,812
2,000,000	U.S. Treasury Note, 4.375%, 10/31/2024 ●	1,995,234
2,000,000	U.S. Treasury Note, 2.25%, 11/15/2024 ●	1,921,876
2,000,000	U.S. Treasury Note, 1.50%, 11/30/2024 ●	1,893,594
2,000,000	U.S. Treasury Note, 0.375%, 9/15/2024 ●	1,865,078
TOTAL FOR UNITED STATES TREASURY NOTE BONDS (Cost $11,425,653) - 16.50%		11,412,422

WARRANTS - 0.01% (c)

Communication Services - 0.00%
6	Intelsat Emergence SA, 2/17/2027 @ $60.15 (Notional Value $0) (Luxembourg) *	0

Investment Companies - 0.01%
1,233	Agile Growth Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $12,441) *	12

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 17

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Investment Companies - (Continued)
2,200	Ahren Acquisition Corp. Class A, 06/17/2028 @ $11.50 (Notional Value $22,506) (Cayman Islands) *	$ 176
1,300	Arctos Northstar Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $13,117) *	55
30,000	Aurora Technology Acquisition Corp. Class A, 02/07/2028 @ $11.50 (Notional Value $306,900) *	663
5,000	Blue World Acquisition Corp., 01/10/2029 @ $11.50 (Notional Value $51,000) *	100
6,500	BYTE Acquisition Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $65,520) *	520
4,766	Corazon Capital V838 Monoceros Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $48,041) *	95
2,066	DHC Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $20,805) *	21
1,600	Disruptive Acquisition Corp. I Class A, 03/06/2026 @ $11.50 (Notional Value $16,128) *	19
1,600	FTAC Hera Acquisition Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $16,176) *	44
300	Goldenbridge Acquisition Ltd., 10/28/2025 @ $11.50 (Notional Value $3,105) (Hong Kong) *	22
600	Independence Holdings Corp. Class A, 03/31/2028 @ $11.50 (Notional Value $6,048) *	4
3,500	Investcorp Europe Acquisition Corp. I Class A, 11/23/2028 @ $11.50 (Notional Value $36,050) (Cayman Islands) *	158
2,000	Jaguar Global Gorwth Corp. I Class A, 02/11/2027 @ $11.50 (Notional Value $20,440) *	120
600	Kismet Acquisition Three Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $6,030) *	0
633	Kismet Acquisition Two Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $6,387) *	2
2,500	Lakeshore Acquisition II Corp. (China), 11/18/2026 @ $11.50 (Notional Value $25,475) *	125
630	LDH Growth Corp. I Class A, 12/31/2028 @ $11.50 (Notional Value $6,344) *	14
2,066	Levere Holdings Corp. Class A, 12/31/2028 @ $11.50 (Notional Value $20,825) (Cayman Islands) *	83
333	Medicus Sciences Acquisition Corp. Class A , 12/31/2027 @ $11.50 (Notional Value $3,353) *	30
1,216	Northern Star Investment Corp. III Class A, 02/25/2028 @ $11.50 (Notional Value $12,221) *	0
1,216	Northern Star Investment Corp. IV Class A, 12/31/2027 @ $11.50 (Notional Value $12,221) *	28

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 18

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Shares		Fair Value

Investment Companies - (Continued)
24,700	OceanTech Acquisitions I Corp. Class A, 05/10/2026 @ $11.50 (Notional Value $260,338) *	$ 963
2,350	Rice Acquisition Corp. II Class A, 03/12/2026 @ $11.50 (Notional Value $23,900) *	2,938
1,575	Rocket Internet Growth Opportunities Corp. Class A, 12/31/2027 @ $11.50 (Notional Value $15,908) (Cayman Islands) *	13
4,800	Zimmer Energy Transition Acquisition Corp. Class A, 05/14/2023 @ $11.50 (Notional Value $47,760) *	768
		6,973
Services-Computer Programming Services - 0.00%
375	Semantix, Inc. (Brazil) Class A, 08/04/2027 @ $11.50 (Notional Value $330) *	11

TOTAL FOR WARRANTS (Cost $0) - 0.01%		6,984

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $2,784,259) - 5.58%		3,861,845

MONEY MARKET FUND - 7.06%
4,883,318	Goldman Sachs Tr Financial Square Government Fund - Institutional Class 4.10%	4,883,318
TOTAL FOR MONEY MARKET FUND (Cost $4,883,318) - 7.06%		4,883,318

TOTAL INVESTMENTS (Cost $73,386,432) *** - 99.19%		68,626,691

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $2,754,739) - (4.26)%		(2,946,100)

ASSETS IN EXCESS OF LIABILITIES, NET - 5.07%		3,503,920

NET ASSETS - 100.00%		$69,184,511

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 19

CAMELOT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2022.

*** Refer to Note 11 for tax cost.

ADR - American Depositary Receipt.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $15,583,989 representing 22.53% of net assets.

(c) The notional amount is calculated by multiplying outstanding shares by the spot price at December 31, 2022.

+ Default Bonds

∞ Distressed Securities

● Level 2 Security

~ Variable Rate Security. The coupon is based on an underlying pool of loans.

^ Indicates a fair valued security. Total market value for fair valued securities is $30,889 representing 0.04% of net assets and Level 3 securities.

# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $33,685 representing 0.05% of net assets.

† Indicates an illiquid security. Total market value for illiquid securities is $114,612 representing 0.17% of net assets.

Δ Indicates a delisted security. Total market value for delisted securities is $256,565 representing 0.37% of net assets.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 20

CAMELOT FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2022 (UNAUDITED)

 * Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2022.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements

Semi-Annual Report | 21

CAMELOT FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2022 (UNAUDITED)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2022.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

● Level 2 Security

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 22

FRANK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022 (UNAUDITED)

Value Fund	West Hills Fund	Camelot Fund
Assets:			
Investments in Securities, at Fair Value (Cost $17,869,947, $6,388,161 and $73,386,432, respectively)	$ 19,106,920	$ 6,179,111	$ 68,626,691
Deposit with Brokers	168,855	146,893	3,511,540
Receivables:			
Dividends and Interest	28,516	28,618	114,665
Shareholder Subscriptions	186,818	1,000	285,302
Portfolio Securities Sold	169,982	26,522	-
Due from Adviser	-	4,036	-
Prepaid Expenses	-	3,341	35,039
Total Assets	19,661,091	6,389,521	72,573,237
Liabilities:			
Covered Call Options Written at Fair Value (Premiums received $0, $39,924 and $2,754,739, respectively)	-	32,012	2,946,100
Payables:			
Advisory Fees	14,329	-	68,907
Administrative Fees	3,354	1,146	11,670
Interest	-	238	-
Shareholder Redemptions	-	-	322,959
Portfolio Securities Purchased	368,477	2,577	-
Chief Compliance Officer Fees	-	2,718	2,819
Distribution Fees	9,228	-	10,262
Trustee Fees	-	204	210
Accrued Expenses	-	7,532	25,799
Total Liabilities	395,388	46,427	3,388,726
Net Assets	$ 19,265,703	$ 6,343,094	$ 69,184,511
Net Assets Consist of:			
Paid In Capital	$ 17,811,173	$ 7,137,830	$ 74,274,409
Distributable Earnings (Deficit)	1,454,530	(794,736)	(5,089,898)
Net Assets	$ 19,265,703	$ 6,343,094	$ 69,184,511
Shares outstanding (unlimited number of shares authorized with no par value)		779,378	
Net Asset Value Per Share		$ 8.14	
Redemption Price Per Share ($8.14 x 0.98) *		$ 7.98	
Investor Class:			
Net Assets	$ 5,453,483		
Shares outstanding (unlimited number of shares authorized with no par value)	405,516		
Net Asset Value	$ 13.45		
Redemption Price Per Share ($13.45 x 0.98) *	$ 13.18		
Class A:			
Net Assets			$ 11,585,761
Shares outstanding (unlimited number of shares authorized with no par value)			581,282
Net Asset Value			$ 19.93
Offering Price Per Share ($19.93/ 94.50%) (Note 2)			$ 21.09
Redemption Price Per Share ($19.93 x 0.98) *			$ 19.53
Class C:			
Net Assets	$ 802,345		
Shares outstanding (unlimited number of shares authorized with no par value)	65,741		
Net Asset Value	$ 12.20		
Redemption Price Per Share ($12.20 x 0.98) *	$ 11.96		
Institutional Class:			
Net Assets	$ 13,009,875		$ 57,598,750
Shares outstanding (unlimited number of shares authorized with no par value)	951,757		2,828,000
Net Asset Value	$ 13.67		$ 20.37
Redemption Price Per Share ($13.67 x 0.98 & $20.371 x 0.98) *	$ 13.40		$ 19.96

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase for the Value, West Hills, and Camelot Funds.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 23

FRANK FUNDS

STATEMENTS OF OPERATIONS

        FOR THE SIX MONTHS ENDED DECEMBER 31, 2022 (UNAUDITED)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 24

VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 12/31/2022	Year Ended 6/30/2022
Increase (Decrease) in Net Assets From Operations:		
Net Investment Income	$ 159,776	$ 112,728
Net Realized Gain on:		
Investments and Foreign Currency Transactions	944,238	1,196,758
Unrealized Appreciation (Depreciation) on:		
Investments and Foreign Currency Transactions	310,663	(2,216,496)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,414,677	(907,010)
Distributions to Shareholders:		
Distributions		
Investor Class	(405,515)	(219,754)
Class C	(60,848)	(39,911)
Institutional Class	(984,219)	(548,278)
Total Distributions Paid to Shareholders	(1,450,582)	(807,943)
Capital Share Transactions	3,806,789	(708)
Total Increase (Decrease) in Net Assets	3,770,884	(1,715,661)
Net Assets:		
Beginning of Period/Year	15,494,819	17,210,480
End of Period/Year	$ 19,265,703	$ 15,494,819

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 25

WEST HILLS FUND +

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 12/31/2022	Year Ended 6/30/2022
Increase (Decrease) in Net Assets From Operations:		
Net Investment Income (Loss)	$ 3,646	$ (9,454)
Net Realized Gain (Loss) on:		
Investments	(84,348)	87,945
Proceeds from Securities Litigation	-	622
Written Options	177,054	204,903
Unrealized Appreciation (Depreciation) on:		
Investments	89,054	(823,347)
Written Options	(12,577)	18,415
Net Increase (Decrease) in Net Assets Resulting from Operations	172,829	(520,916)
Distributions to Shareholders:		
Distributions	-	-
Total Distributions Paid to Shareholders	-	-
Capital Share Transactions	218,401	2,092,832
Total Increase in Net Assets	391,230	1,571,916
Net Assets:		
Beginning of Period/Year	5,951,864	4,379,948
End of Period/Year	$ 6,343,094	$ 5,951,864

+ On November 1, 2021, the West Hills Tactical Core Fund was renamed to West Hills Core Fund.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 26

CAMELOT FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited) Six Months Ended 12/31/2022	Year Ended 6/30/2022
Increase (Decrease) in Net Assets From Operations:		
Net Investment Income (Loss)	$ 55,050	$ (183,633)
Net Realized Gain (Loss) on:		
Investments	(924,290)	7,702,343
Proceeds from Securities Litigation	4,281	-
Written Options	2,265,712	(211,054)
Securities Sold Short	-	44,164
Unrealized Appreciation (Depreciation) on:		
Investments	2,549,402	(11,710,470)
Written Options	(1,215,715)	3,417,373
Net Increase (Decrease) in Net Assets Resulting from Operations	2,734,440	(941,277)
Distributions to Shareholders:		
Distributions:		
Class A	(1,019,462)	-
Institutional Class	(4,922,587)	-
Total Distributions Paid to Shareholders	(5,942,049)	-
Capital Share Transactions	2,582,324	33,621,560
Total Increase (Decrease) in Net Assets	(625,285)	32,680,283
Net Assets:		
Beginning of Period/Year	69,809,796	37,129,513
End of Period/Year	$ 69,184,511	$ 69,809,796

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 27

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2022	Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Period/Year	$ 13.36	$ 14.85	$ 13.13	$ 11.91	$ 12.42	$ 12.61
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	0.12	0.08	0.05	0.02	0.03	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.06	(0.88)	1.67	1.23	(0.16)	(0.16)
Total from Investment Operations	1.18	(0.80)	1.72	1.25	(0.13)	(0.19)
Distributions:						
Net Investment Income	(0.09)	(0.16)	- (a)	(0.03)	(0.01)	-
Realized Gains	(1.00)	(0.53)	-	-	(0.37)	-
Total from Distributions	(1.09)	(0.69)	-	(0.03)	(0.38)	-
Redemption Fees ***	-	-	-	-	- (a)	-
Net Asset Value, at End of Period/Year	$ 13.45	$ 13.36	$ 14.85	$ 13.13	$ 11.91	$ 12.42
Total Return **	9.01% (c)	(5.51)%	13.10%	10.50%	(0.99)%	(1.51)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 5,453	$ 4,377	$ 5,011	$ 6,763	$ 6,923	$ 10,082
Ratio of Expenses to Average Net Assets	1.37% (b)	1.37%	1.46%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.71% (b)	0.54%	0.36%	0.13%	0.26%	(0.27)%
Portfolio Turnover	44.73% (c)	104.17%	54.94%	64.60%	33.73%	68.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less than $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 28

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2022	Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Period/Year	$ 12.18	$ 13.62	$ 12.13	$ 11.06	$ 11.64	$ 11.90
Income (Loss) From Investment Operations:						
Net Investment Loss *	0.06	(0.03)	(0.04)	(0.07)	(0.06)	(0.12)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.96	(0.80)	1.53	1.14	(0.15)	(0.14)
Total from Investment Operations	1.02	(0.83)	1.49	1.07	(0.21)	(0.26)
Distributions:						
Net Investment Income	-	(0.08)	- (a)	-	-	-
Realized Gains	(1.00)	(0.53)	-	-	(0.37)	-
Total from Distributions	(1.00)	(0.61)	-	-	(0.37)	-
Redemption Fees ***	-	-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 12.20	$ 12.18	$ 13.62	$ 12.13	$ 11.06	$ 11.64
Total Return **	8.52% (c)	(6.23)%	12.29%	9.67%	(1.77)%	(2.18)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 802	$ 818	$ 1,061	$ 1,071	$ 991	$ 1,273
Ratio of Expenses to Average Net Assets	2.12% (b)	2.12%	2.20%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	0.96% (b)	(0.24)%	(0.28)%	(0.62)%	(0.49)%	(1.01)%
Portfolio Turnover	44.73% (c)	104.17%	54.94%	64.60%	33.73%	68.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 29

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2022	Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Period/Year	$ 13.58	$ 15.08	$ 13.29	$ 12.07	$ 12.59	$ 12.75
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	0.14	0.12	0.14	0.05	0.06	- (a)
Net Gain (Loss) on Securities (Realized and Unrealized)	1.07	(0.90)	1.65	1.24	(0.17)	(0.16)
Total from Investment Operations	1.21	(0.78)	1.79	1.29	(0.11)	(0.16)
Distributions:						
Net Investment Income	(0.12)	(0.19)	- (a)	(0.07)	(0.04)	-
Realized Gains	(1.00)	(0.53)	-	-	(0.37)	-
Total from Distributions	(1.12)	(0.72)	-	(0.07)	(0.41)	-
Redemption Fees ***	-	-	-	-	-	- (a)
Net Asset Value, at End of Period/Year	$ 13.67	$ 13.58	$ 15.08	$ 13.29	$ 12.07	$ 12.59
Total Return **	9.12% (c)	(5.29)%	13.47%	10.76%	(0.78)%	(1.25)%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 13,010	$ 10,299	$ 11,139	$ 4,757	$ 4,470	$ 5,449
Ratio of Expenses to Average Net Assets	1.12% (b)	1.12%	1.18%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.97% (b)	0.79%	0.99%	0.38%	0.51%	0.02%
Portfolio Turnover	44.73% (c)	104.17%	54.94%	64.60%	33.73%	68.13%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 30

WEST HILLS FUND +

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2022		Years Ended 6/30/2022 +	6/30/2021 ^	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Period/Year	$ 7.91		$ 8.50	$ 6.88	$ 6.87	$ 6.87	$ 6.90
Income From Investment Operations:							
Net Investment Income (Loss) *	-	(c)	(0.01)	0.01	0.08	0.09	0.08
Net Gain (Loss) on Securities (Realized and Unrealized)	0.23		(0.58)	1.65	-	(0.01)	(0.04)
Total from Investment Operations	0.23		(0.59)	1.66	0.08	0.08	0.04
Distributions:							
Net Investment Income	-		-	(0.04)	(0.07)	(0.08)	(0.07)
Realized Gains	-		-	-	-	-	-
Total from Distributions	-		-	(0.04)	(0.07)	(0.08)	(0.07)
Redemption Fees ***	-		-	-	-	-	-
Net Asset Value, at End of Period/Year	$ 8.14		$ 7.91	$ 8.50	$ 6.88	$ 6.87	$ 6.87
Total Return **	2.91%	(e)	(6.94)%	24.17%	1.19%	1.20%	0.59%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 6,343		$ 5,952	$ 4,380	$ 141	$ 2,317	$ 2,427
Before Reimbursement:							
Ratio of Expenses to Average Net Assets (a)	2.87%	(d)	3.04%	4.84%	4.55%	4.34%	4.90%
Ratio of Net Investment Loss to Average Net Assets	(1.17)%	(d)	(1.66)%	(3.16)%	(2.42)%	(1.86)%	(1.99)%
After Reimbursement:							
Ratio of Expenses to Average Net Assets (b)	1.59%	(d)	1.55%	1.56%	1.00%	1.12%	1.75%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.12%	(d)	(0.17)%	0.13%	1.13%	1.36%	1.16%
Portfolio Turnover	0.00%	(e)	1.82%	24.54%	1276.41%	1128.92%	686.85%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expenses before reimbursements (excluding interest expense for options trading) was 2.78% for the six months ended December 31, 2022, 2.98% for the year ended June 30, 2022, and 4.75% for the year ended June 30, 2021.

(b) Expenses after reimbursements (excluding interest expense for options trading) was 1.49% for the six months ended December 31, 2022 and year ended June 30, 2022, and 1.47% for the year ended June 30, 2021.

(c) Amount calculated is less than $0.005

(d) Annualized

(e) Not Annualized

+ On November 1, 2021, the West Hills Tactical Core Fund was renamed to West Hills Core Fund.

^ On September 22, 2020, the Leigh Baldwin Total Return Fund was renamed to West Hills Tactical Core Fund.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 31

CAMELOT FUND - CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2022	Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Period/Year	$ 21.02	$ 20.92	$ 13.39	$ 14.24	$ 13.70	$ 13.01
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	(0.01)	(0.13)	(0.15)	0.05	0.01	(0.17)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.80	0.23 (h)	7.85	(0.76)	0.72	1.36
Total from Investment Operations	0.79	0.10	7.70	(0.71)	0.73	1.19
Distributions:						
Net Investment Income	-	-	(0.17)	(0.14)	(0.19)	(0.50)
Realized Gains	(1.88)	-	-	-	-	-
Total from Distributions	(1.88)	-	(0.17)	(0.14)	(0.19)	(0.50)
Redemption Fees ***	- (g)	- (g)	- (g)	- (g)	- (g)	-
Net Asset Value, at End of Period/Year	$ 19.93	$ 21.02	$ 20.92	$ 13.39	$ 14.24	$ 13.70
Total Return **	3.71% (j)	0.48%	57.83%	(5.09)%	5.46% (f)	9.41%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 11,586	$ 10,007	$ 7,159	$ 5,475	$ 6,978	$ 10,022
Before Reimbursement:						
Ratio of Expenses to Average Net Assets (a) (b)	2.18% (i)	2.22%	2.65%	2.57%	2.86%	3.04%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(0.25)% (i)	(0.81)%	(1.47)%	(0.11)%	0.18%	(2.35)%
After Reimbursement:						
Ratio of Expenses to Average Net Assets (a) (c)	1.99% (i)	2.00%	2.04%	2.09% (e)	2.16% (e)	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	(0.06)% (i)	(0.59)%	(0.86)%	0.37%	0.08%	(1.30)%
Portfolio Turnover	75% (j)	122%	287%	291%	386%	391%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 2.18%, 2.21%, 2.61%, 2.51%, 2.85%, and 3.01% for the six months ended December 31, 2022 and years ended  June 30, 2022, 2021, 2020, 2019, and 2018, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.99%, 1.99%, 2.00%, 2.04%, 2.15%, and 1.97% for the six months ended December 31, 2022 and years ended  June 30, 2022, 2021, 2020, 2019, and 2018, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.17% of litigation fees for the years ended June 30, 2020 and 2019, respectively. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.99% and 1.99%, respectively.

(f) The Fund's total return for the year ended June 30, 2019, would have been 3.91% if it had not received proceeds from securities litigation in the amount of $444,232.

(g)  Amount calculated is less than $0.005

(h) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the prior and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(i) Annualized

(j) Not Annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 32

CAMELOT FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 12/31/2022	Years Ended 6/30/2022	6/30/2021	6/30/2020	6/30/2019	6/30/2018
Net Asset Value, at Beginning of Period/Year	$ 21.41	$ 21.25	$ 13.55	$ 14.37	$ 13.83	$ 13.14
Income (Loss) From Investment Operations:						
Net Investment Income (Loss) *	0.02	(0.07)	(0.09)	0.11	0.06	(0.14)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.82 (h)	0.23 (h)	7.97	(0.79)	0.71	1.37
Total from Investment Operations	0.84	0.16	7.88	(0.68)	0.77	1.23
Distributions:						
Net Investment Income	-	-	(0.18)	(0.14)	(0.23)	(0.54)
Realized Gains	(1.88)	-	-	-	-	-
Total from Distributions	(1.88)	-	(0.18)	(0.14)	(0.23)	(0.54)
Redemption Fees ***	- (g)	- (g)	- (g)	- (g)	- (g)	-
Net Asset Value, at End of Period/Year	$ 20.37	$ 21.41	$ 21.25	$ 13.55	$ 14.37	$ 13.83
Total Return **	3.88% (j)	0.75%	58.44%	(4.81)%	5.77% (f)	9.71%
Ratios/Supplemental Data:						
Net Assets at End of Period/Year (Thousands)	$ 57,599	$ 59,802	$ 29,971	$ 16,492	$ 23,120	$ 12,191
Before Reimbursement:						
Ratio of Expenses to Average Net Assets (a) (b)	1.93% (i)	2.07%	2.39%	2.30%	2.49%	2.80%
Ratio of Net Investment Income (Loss) to Average Net Assets (a) (d)	0.01% (i)	(0.65)%	(1.14)%	0.35%	(0.16)%	(2.15)%
After Reimbursement:						
Ratio of Expenses to Average Net Assets (a) (c)	1.74% (i)	1.75%	1.79%	1.83% (e)	1.88% (e)	1.74%
Ratio of Net Investment Income to Average Net Assets (a) (d)	0.20% (i)	(0.33)%	(0.54)%	0.81%	0.45%	(1.09)%
Portfolio Turnover	75% (j)	122%	287%	291%	386%	391%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(b) Expenses before reimbursements (excluding dividend and interest expense for securities sold short) were 1.93%, 2.05%, 2.35%, 2.26%, 2.48%, and 2.77% for the six months ended December 31, 2022 and years ended  June 30, 2022, 2021, 2020, 2019, and 2018, respectively.

(c) Expenses after reimbursements (excluding dividend and interest expense for securities sold short) were 1.74%, 1.74%, 1.75%, 1.79%, 1.87%, and  1.71% for the six months ended December 31, 2022 and years ended  June 30, 2022, 2021, 2020, 2019, and 2018, respectively.

(d) The net investment income (loss) ratios include dividends on short positions, if applicable.

(e) Expense includes 0.05% and 0.14% of litigation fees for the years ended June 30, 2020 and 2019, respectively. After reimbursement ratio of expenses to average net assets excluding litigation fees is 1.74% and 1.74%, respectively.

(f) The Fund's total return for the year ended June 30, 2019, would have been 4.22% if it had not received proceeds from securities litigation in the amount of $444,232.

(g)  Amount calculated is less than $0.005

(h) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile to the change in net asset value for the prior and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the period.

(i) Annualized

(j) Not Annualized

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | 33

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2022 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are three series authorized by the Trust, the Frank Value Fund (the “Value Fund”), the West Hills Core Fund (the “West Hills Fund”) (formerly West Hills Tactical Core Fund) (formerly Leigh Baldwin Total Return Fund), and the Camelot Event Driven Fund (the “Camelot Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP”) is the adviser to the Value Fund and West Hills Fund, and Camelot Event Driven Advisors, LLC (“Camelot Advisors”) is the adviser to the Camelot Fund.

The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

The West Hills Fund’s investment objective is to provide long-term capital appreciation. The West Hills Fund seeks to achieve its investment objective by investing at least 50% of net assets in common stocks or exchange traded funds (“ETFs”) included in the S&P 500 Index®, which broadly represents the performance of common stocks publicly traded in the United States. The West Hills Fund may also hold up to 50% of net assets in cash and cash equivalents as a means of reducing the Fund’s volatility when the Adviser’s view of volatility indexes mandates. The West Hills Fund commenced operations on August 1, 2008 and was originally known as the Leigh Baldwin Total Return Fund and was advised by Leigh Baldwin & Co., LLC (“LBC”). The Leigh Baldwin Total Return Fund changed its name to West Hills Tactical Core Fund as of September 22, 2020. As of November 1, 2021, West Hills Tactical Core Fund was renamed to West Hills Core Fund.

The Camelot Fund’s investment objective is to provide long-term growth of capital. The Camelot Fund seeks to achieve its investment objective by investing in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). The Camelot Fund acquired all of the assets and liabilities of the Quaker Event Arbitrage Fund (“Predecessor Fund”), a series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, Class A, Class C and Institutional Class shares of the Predecessor Fund were exchanged for Class A, Class C and Institutional Class shares of the Fund, respectively. Class C merged into Class A on June 22, 2018. The Camelot Fund currently has 2 classes of shares; Class A shares and Institutional shares. Class A shares are charged a front-end sales charge and a distribution and servicing fee; and Institutional Class shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards

Semi-Annual Report | 34

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Codification Topic 946 and Accounting Standards Update 2013-08 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Short Sales of Investments - Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Futures Contracts - Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering

Semi-Annual Report | 35

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Foreign Currency Transactions - Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

Forward Foreign Currency Contracts - Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Redemption Fee - To discourage short-term trades by investors, the Value, West Hills, and Camelot Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. See Note 7 for additional disclosure on redemption fees for each Fund.

Security Transactions Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Semi-Annual Report | 36

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Federal Income Taxes - The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021) or expected to be taken in the Funds’ 2022 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended December 31, 2022, the Funds did not incur any interest or penalties.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Derivative Transactions - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Camelot Fund may invest in structured notes.  A structured note is a type of derivative security for which the amount of principal repayments and/or interest payments is based upon the movement of one or more “factors.”  The impact of the movements of these factors may increase or decrease through the use of multipliers or deflators.  Structured notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade.

The Camelot Fund may also invest in warrants.  Warrants provide the Camelot Fund with exposure and potential gains upon equity appreciation of the underlying company’s share

Semi-Annual Report | 37

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

price. The value of a warrant has two components: time value and intrinsic value. A warrant has a limited life and expires on a certain date. As the expiration date of a warrant approaches, the time value of a warrant will decline. In addition, if the stock underlying the warrant declines in price, the intrinsic value of an in-the-money warrant will decline. Further, if the price of the stock underlying the warrant does not exceed the strike price of the warrant on the expiration date, the warrant will expire worthless. As a result, the Camelot Fund could potentially lose its entire investment in a warrant.  See Note 8 for additional information on derivative transactions in the Funds.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Camelot Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Semi-Annual Report | 38

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the profitability expected return, vendor pricing and market approaches, which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stocks, and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred

Semi-Annual Report | 39

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Debt and other fixed income investments – Fixed income securities are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (structured notes, warrants and options) – Derivative transactions which are actively traded and to which valuation adjustments are not applied are categorized in Level 1 of the fair value hierarchy. Derivative transactions traded on inactive markets or valued by reference to similar instruments are categorized in Level 2 of the fair value hierarchy. Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of December 31, 2022:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 14,589,755	$ -	$ -	$ 14,589,755
Corporate Bond	-	754,860	-	754,860
Real Estate Investment Trust	294,959	-	-	294,959
United States Treasury Bills	-	1,732,055	-	1,732,055
United States Treasury Note Bond	-	750,507	-	750,507
Money Market Fund	984,784	-	-	984,784
Total	$ 15,869,498	$ 3,237,422	$ -	$ 19,106,920

West Hills Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Exchange Traded Fund	$ 6,109,319	$ -	$ -	$ 6,109,319
Purchased Options
Put Options	45,357	-	-	45,357
Money Market Fund	24,435	-	-	24,435
Total	$ 6,179,111	$ -	$ -	$ 6,179,111

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (24,225)	$ -	$ -	$ (24,225)
Put Options	(7,787)			(7,787)
Total	$ (32,012)	$ -	$ -	$ (32,012)

Camelot Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 44,296,306	$ 363,870	$ 24,639	$ 44,684,815
Real Estate Investment Trust	2,780,620	-	-	2,780,620
Escrow Shares	-	-	-	-
Asset-Backed Securities	-	98,865	-	98,865
Contingent Value Rights	6,371	-	-	6,371
Convertible Bonds *	-	9,963	-	9,963
Corporate Bonds *	-	223,526	6,250	229,776
Mortgage-Backed Securities *	-	6,405	-	6,405
Municipal Bonds	-	177,506	-	177,506
Preferred Stocks *	466,416	-	-	466,416
Structured Notes	-	1,385	-	1,385
United States Treasury Note Bonds	-	11,412,422		11,412,422
Warrants *	6,984	-	-	6,984
Purchased Options
Call Options	1,062,770	2,285,900	-	3,348,670
Put Options	-	513,175	-	513,175
Money Market Fund	4,883,318	-	-	4,883,318
Total	$ 53,502,785	$ 15,093,017	$ 30,889	$ 68,626,691

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total
Written Options:
Call Options	$ (2,049,675)	$ (896,425)	$ -	$ (2,946,100)
Total	$ (2,049,675)	$ (896,425)	$ -	$ (2,946,100)

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Value and West Hills Funds did not hold any Level 3 assets during the six months ended December 31, 2022. It is each of the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of December 31, 2022 for the Value and West Hills Funds. There were no transfers between Level 1, Level 2 and Level 3 for the Camelot Fund. The Fund's policy is to recognize transfers in and transfers out as of the end of the reporting period.

The following is a reconciliation of Camelot Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

	Balance as of June 30, 2022	Purchases	Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation/ (Depreciation)	Amortized discounts/ Premiums	Transfers in to Level 3	Balance as of December 31, 2022
Common Stocks	$ 24,226	$ -	$ -	$ -	$ 413	$ -	$ -	$ 24,639
Preferred Stocks	10,000	-	(10)	(549,990)	540,000	-	-	-
Corporate Bonds	6,250	-	-	-	-	-	-	6,250
	$ 40,476	$ -	$ (10)	$(549,990)	$ 540,413	$ -	$ -	$ 30,889

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2022:

Camelot Fund

Asset	Fair Value at	Valuation	Unobservable	Input
Categories	December 31, 2022	Technique	Input	Values
Common Stocks
Automotive	$0	Market approach	Last traded price of	$0.00
			pre-conversion bonds
Metals & Mining	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout
Telecom	22,265	Profitability expected	Uncertainty of any	$0.50
		return method	additional future payout
Waste & Environmental	2,374	Market approach	Last traded price of non-	21.06%
Services & Equip.			restricted shares less a discount
Escrow Shares	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout

Corporate Bonds	0	Vendor pricing	Single broker quote	$0.00
Automotive	0	Profitability expected	Liquidation value	$0.00
		return method	of asset
Financial Services	6,250	Vendor pricing	Single broker quote	$0.13

Venture Capital	0	Profitability expected	Uncertainty of any	$0.00
		return method	additional future payout

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with FCP, with respect to the Value Fund. Under the terms of the Management Agreement, FCP manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, FCP, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. FCP also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. FCP pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees, acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, FCP receives an annual investment management fee of 0.91% of the average daily net assets of the Value Fund. This fee was permanently reduced from 0.99% when the Value Fund’s net assets exceeded $15 million in April 2021.  For the six months ended December 31, 2022, FCP earned management fees of $78,461 from the Value Fund.  As of December 31, 2022, the Value Fund owed FCP $14,329 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee of 0.21% of the Value Fund's average daily net assets for those services.  This fee was permanently reduced from 0.25% when the Value Fund’s net assets exceeded $15 million in April 2021. Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the six months ended December 31, 2022, the Value Fund accrued $18,107 in administrative fees. At December 31, 2022, the Value Fund owed $3,354 in administrative fees.

West Hills Fund

The Trust has a “Management Agreement” with FCP with respect to the West Hills Fund.  Under the terms of the Management Agreement, FCP manages the investment portfolio of the West Hills Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement with the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.99% of the average daily net assets of the Fund. For the six months ended December 31, 2022, FCP’s fee of $31,477 was accrued by the West Hills Fund for advisory fees.

The Adviser has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

such as litigation, at least until August 31, 2025, so that the Fund’s total annual operating expenses will not exceed 1.49%, subject to possible recoupment from the Fund in future years on a rolling 3-year basis (within the 3 years after the fees have been deferred or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  The agreement can be terminated at any time by the Board. FCP waived $31,477 of advisory fees and reimbursed the West Hills Fund $9,449 for expenses during the six months ended December 31, 2022. As of December 31, 2022, the FCP owed the West Hills Fund $4,036 in advisory fees. At June 30, 2022, the amounts subject to future recoupment total $132,165 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2021	June 30, 2024	$ 47,793
June 30, 2022	June 30, 2025	$ 84,372

FCP also provides administrative services to the West Hills Fund under an Administration Agreement and receives a fee equal to 0.21% of the West Hills Fund’s average daily net assets for those services.  For the six months ended December 31, 2022, the West Hills Fund accrued $6,677 in administrative fees. At December 31, 2022, the West Hills Fund owed $1,146 in administrative fees.

As of October 7, 2020, FCP also provides compliance services to the West Hills Fund for which it is paid $32,000 per year. At December 31, 2022, the West Hills Fund owed $2,718 in compliance fees.

Camelot Fund

Camelot Advisors (“Adviser”) serves as the investment adviser to the Camelot Fund. Under the terms of the “Management Agreement” the Adviser manages the Fund’s investments subject to approval of the Board of Trustees; furnishes investment advice to the Fund on the basis of a continuous review of the portfolio; and recommends to the Fund when and to what extent securities should be purchased or sold.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund.  For the six months ended December 31, 2022, Camelot Advisors earned management fees of $455,421 from the Camelot Fund. As of December 31, 2022, the Camelot Fund owed Camelot Advisors $68,907 for management fees.

Camelot Advisors has contractually agreed to waive their management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets. This agreement will continue in effect until October 31, 2023. Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) fiscal years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment. Camelot Advisors waived $10,541 for Class A and $55,232 for Institutional Class, respectively, in total of $65,773 of advisory fees for the six

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

months ended December 31, 2022. At June 30, 2022, the amounts subject to future recoupment total $447,014 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2020	June 30, 2023	$ 139,126
June 30, 2021	June 30, 2024	$ 161,858
June 30, 2022	June 30, 2025	$ 146,030

FCP also provides administrative services to the Camelot Fund under an Administration Agreement and receives a fee equal to 0.21% of the Camelot Fund’s average daily net assets for those services. For the six months ended December 31, 2022, the Camelot Fund accrued $68,104 in administrative fees.  At December 31, 2022, the Camelot Fund owed $11,670 in administrative fees.

FCP also provides compliance services to the Camelot Fund for which it is paid $32,000 per year.  At December 31, 2022, the Camelot Fund owed $2,819 in compliance fees.

Note 5. Distribution and Service Fees

The Trust, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each class’s average daily net assets.  For the six months ended December 31, 2022, the Investor Class accrued $4,148 in distribution fees and Class C accrued $6,118 in distribution fees. At December 31, 2022, the Value Fund owed $9,228 in distribution fees.

The Trust, with respect to the West Hills Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”).  As of June 30, 2022, no fees have been accrued.

The Trust, with respect to the Camelot Fund Class A has adopted plans under Rule 12b-1 of the 1940 Act that allow the Camelot Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.25% of the Fund’s average daily net assets to Arbor Court Capital LLC, as the Fund’s distributor, and other brokers.  For the six months ended December 31, 2022, the Camelot Fund accrued $13,884 in 12b-1 fees. At December 31, 2022, the Camelot Fund owed $10,262 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of FCP.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from FCP resulting from management fees paid to FCP by the Value Fund and West Hills Fund.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2022, was $17,811,173, $7,137,830 and $74,274,409 for

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

the Value Fund, the West Hills Fund, and the Camelot Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2022 through December 31, 2022		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	132,806	$ 1,891,801	14,031	$ 205,415
Shares reinvested	18,963	249,362	11,580	158,882
Shares redeemed	(73,826)	(1,045,604)	(35,407)	(515,570)
Net Increase (Decrease)	77,943	$ 1,095,559	(9,796)	$ (151,273)

Value Fund – Class C	July 1, 2022 through December 31, 2022		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	299	$ 3,810	7,132	$ 94,345
Shares reinvested	4,615	55,053	2,744	34,434
Shares redeemed	(6,377)	(84,434)	(20,610)	(270,416)
Net Decrease	(1,463)	$ (25,571)	(10,734)	$ (141,637)

Value Fund – Institutional Class	July 1, 2022 through December 31, 2022		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	142,368	$ 2,073,285	64,696	$ 953,938
Shares reinvested	71,105	949,967	37,941	528,143
Shares redeemed	(20,230)	(286,451)	(82,971)	(1,189,879)
Net Increase	193,243	$ 2,736,801	19,666	$ 292,202

West Hills Fund	July 1, 2022 through December 31, 2022		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	31,075	$ 253,015	254,814	$ 2,248,563
Shares reinvested	-	-	-	-
Shares redeemed	(4,198)	(34,614)	(17,671)	(155,731)
Net Increase	26,877	$ 218,401	237,143	$ 2,092,832

Camelot Fund – Class A	July 1, 2022 through December 31, 2022		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	97,660	$ 2,084,378	219,847	$ 4,844,481
Shares reinvested	41,294	825,884	-	-
Redemption fees	-	-	-	115
Shares redeemed	(33,647)	(709,951)	(86,045)	(1,832,611)
Net Increase	105,307	$ 2,200,311	133,802	$ 3,011,985

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Camelot Fund – Institutional Class	July 1, 2022 through December 31, 2022		July 1, 2021 through June 30, 2022

	Shares	Amount	Shares	Amount
Shares sold	630,249	$ 13,616,587	1,952,393	$42,951,016
Shares reinvested	220,576	4,506,358	-	-
Redemption fees	-	535	-	91
Shares redeemed	(815,799)	(17,741,467)	(569,526)	(12,341,532)
Net Increase	35,026	$ 382,013	1,382,867	$30,609,575

Shareholders of the Funds are subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed within 5 days after their purchase. The tables above reflect the redemption fees collected from shareholders of the Funds and reclassified to paid-in-capital.

Note 8. Derivative Transactions

The Funds consider the average quarter-end notional amounts during the period, categorized by primary underlying risk, to be representative of it's derivative activities during the six months ended December 31, 2022.

West Hills Fund

Average notional value of:

Call Options Purchased	$ -
Put Options Purchased	$ 2,456,750
Written Call Options	$ (2,291,250)
Written Put Options	$ (2,255,450)

Camelot Fund

Average notional value of:

Warrants	$ 1,137,008
Call Options Purchased	$ 6,710,000
Put Options Purchased	$ 450,000
Written Call Options	$(31,498,000)
Written Put Options	$ -

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

The Funds may trade financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

West Hills Fund

As of December 31, 2022, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts
Purchased Options	$ 45,357
Total Assets	$ 45,357

Liabilities	Equity Contracts
Written Options	$ (32,012)
Total Liabilities	$ (32,012)

For the six months ended December 31, 2022, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ 12,750	$ 12,750
Written Options	(12,577)	(12,577)
	$ 173	$ 173

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ (84,348)	$(84,348)
Written Options	177,054	177,054
	$ 92,706	$ 92,706

Camelot Fund

As of December 31, 2022, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Derivatives
Purchased Options – equity contracts	$ 3,861,845
Warrants – equity contracts	6,973
Structured Notes	1,385
Total Assets	$ 3,870,203

Liabilities	Equity Contracts
Written Options	$ (2,946,100)
Total Liabilities	$ (2,946,100)

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

For the six months ended December 31, 2022, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Purchased Options	$ 678,834	$ 678,834
Written Options	(1,215,715)	(1,215,715)
Structured Notes	(255)	(255)
Warrants	(1,048)	(1,048)
	$ (538,184)	$ (538,184)

Net realized gain (loss) on:	Equity Contracts	Total
Purchased Options	$ 1,703,252	$ 1,703,252
Written Options	2,265,712	2,265,712
Structured Notes	-	-
Warrants	30	30
	$ 3,968,994	$ 3,968,994

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes

Semi-Annual Report | 49

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Offsetting Assets and Liabilities

The Camelot Fund is subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties.  The MNA allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.  The MNA also specifies collateral posting arrangements at pre-arranged exposure levels.  Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

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FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

The following is a summary of the Assets and Liabilities for the Camelot Fund subject to offsets as of December 31, 2022:

		Gross	Net
		Amounts	Amounts	Gross Amounts Not
		Offset	Presented	Offset in the Statements
		in the	in the	of Assets and Liabilities
	Gross Amounts	Statements	Statements		Collateral
	of Recognized	of Assets	of Assets	Financial	Pledged	Net
Description	Liabilities	and Liabilities	and Liabilities	Instruments	(Received)	Amount
Camelot Fund

Assets:
Purchased Options	$3,861,845	$—	$3,861,845	$—	$3,861,845	$—

Liabilities:
Written Options	$(2,946,100)	$—	$(2,946,100)	$—	$(2,946,100)	$—

Note 10. Investment Transactions

For the six months ended December 31, 2022, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $8,505,546 and $6,723,991, respectively. Purchases and sales of U.S. Government obligations aggregated $2,488,826 and $0, respectively.

For the six months ended December 31, 2022, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the West Hills Fund aggregated $444,056 and $0, respectively.  Purchases and sales of options purchased for the West Hills Fund aggregated $554,252 and $521,304, respectively. Purchases and sales of options written for the West Hills Fund aggregated $197,151 and $356,385, respectively.

For the six months ended December 31, 2022, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Camelot Fund aggregated $36,615,572 and $42,373,876, respectively. Purchases and sales of options purchased for the Camelot Fund aggregated $4,339,125 and $7,477,681, respectively. Purchases and sales of options written for the Camelot Fund aggregated $4,274,869 and $5,489,956, respectively.

Note 11. Tax Matters

As of June 30, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	West Hills Fund	Camelot Fund

Gross unrealized appreciation on investment securities	$ 2,132,770	$ 150,997	$ 5,004,759
Gross unrealized depreciation on investment securities	(1,206,693)	(653,656)	(12,095,838)
Net unrealized appreciation (depreciation) on investment securities	$ 926,077	$ (502,659)	$ (7,091,079)

Cost of investment securities, including short-term investments *	$ 14,576,200	$ 6,181,162	$ 72,977,586

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2022 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

	Value Fund	West Hills Fund	Camelot Fund
Unrealized appreciation (depreciation)	$ 926,077	$ (502,659)	$ (7,091,079)
Post December net-investment loss	-	(4,420)	(146,044)
Accumulated undistributed long-term capital gain	564,358	-	5,354,834
Capital loss carry forwards: +
No expiration:
Short-term	-	(247,760)	-
Long-term	-	(212,726)	-
Total Distributable earnings/(deficit)	$ 1,490,435	$ (967,565)	$ (1,882,289)

* The difference between book and tax cost represents disallowed wash sales and straddles for tax purposes for the West Hills and Camelot Funds.

+ The capital loss carry forward will be used to offset any capital gains realized by the Funds in future years through the indefinite expiration date.  The Funds will not make distributions from capital gains while a capital loss carry forward remains.

For the year ended June 30, 2022, the cumulative deferred losses on straddles were $200,201 for the West Hills Fund.

For the year ended June 30, 2022, the cumulative deferred losses on straddles were $795,993 for the Camelot Fund.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. The Value Fund utilized $32,885 of its capital loss carryforward during the year ended June 30, 2022. The West Hills Fund utilized $402,718 of its capital loss carryforward during the year ended June 30, 2022. The Camelot Fund utilized $2,454,169 of its capital loss carryforward during the year ended June 30, 2022.

The West Hills and Camelot Funds have each recorded reclassifications in their capital accounts. As of June 30, 2022, each fund recorded permanent book/tax differences of $6,245 and $24,539, respectively from net investment loss to paid-in-capital. These reclassifications have no impact on the net asset value of the West Hills and Camelot Funds.

Semi-Annual Report | 52

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

The Funds paid the following distributions for the six months ended December 31, 2022 and year ended June 30, 2022:

Value Fund
Period/Year Ended	$ Amount	Tax Character
Investor Class
12/31/2022	$ 35,015	Ordinary income
12/31/2022	$ 370,500	Long-term capital gain
6/30/2022	$ 49,837	Ordinary income
6/30/2022	$ 169,917	Long-term capital gain

Class C
12/31/2022	$ 60,848	Long-term capital gain
6/30/2022	$ 4,959	Ordinary income
6/30/2022	$ 34,952	Long-term capital gain

Institutional Class
12/31/2022	$ 111,500	Ordinary income
12/31/2022	$ 872,719	Long-term capital gain
6/30/2022	$ 142,500	Ordinary income
6/30/2022	$ 405,778	Long-term capital gain

The West Hills Fund did not pay any distributions for the six months ended December 31, 2022 or the year ended June 30, 2022.

Camelot Fund
Period/Year Ended	$ Amount	Tax Character
Class A
12/31/2022	$ 57,603	Ordinary income
12/31/2022	$ 961,859	Long-term capital gain

Institutional Class
12/31/2022	$ 278,142	Ordinary income
12/31/2022	$ 4,644,445	Long-term capital gain

The Camelot Fund did not pay any distributions during the year ended June 30, 2022.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 12. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the

Semi-Annual Report | 53

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Investment Company Act of 1940, as amended.  As of December 31, 2022, NFS, LLC owned approximately 42% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund. As of December 31, 2022, NFS, LLC owned approximately 83% of the West Hills Fund, for the benefit of others, and may be deemed to control the West Hills Fund.

Note 13.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 14.  Market Risk and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. The novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, the Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Note 15.  Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Semi-Annual Report | 54

FRANK FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2022 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund, West Hills Fund or Camelot Fund you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2022 through December 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,090.12	$7.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.30	$6.97

* Expenses are equal to the Fund's annualized expense ratio of 1.37%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 55

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Frank Value Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,085.19	$11.14
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,014.52	$10.76

* Expenses are equal to the Fund's annualized expense ratio of 2.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,091.19	$5.90
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.56	$5.70

* Expenses are equal to the Fund's annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

West Hills Core Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,029.08	$7.62
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Camelot Event Driven Fund - Class A

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,037.11	$10.22
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.17	$10.11

* Expenses are equal to the Fund's annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

Camelot Event Driven Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2022	December 31, 2022	July 1, 2022 to December 31, 2022

Actual	$1,000.00	$1,038.81	$8.94
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.43	$8.84

* Expenses are equal to the Fund's annualized expense ratio of 1.74%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semi-Annual Report | 57

FRANK FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2022 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Year of Birth: 1979	Trustee	Indefinite/ June 2004 - present	Software Developer, International Business Machines Corp., a technology company, December 2012 to present.	3	None
Andrea Nitta Year of Birth: 1982	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present.	3	None
Hemanshu Patel Year of Birth: 1984	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present.	3	None
Jeffry Brown Year of Birth: 1955	Trustee	Indefinite / August 2019 – present	CEO, Azimut Alternative Capital Partners; Self-employed, Consultant to Mutual Fund and Private Equity industries 2017 – Present. Founder, Managing Director Dyal Capital Partners – Neuberger Berman Group, private equity firm, 2011 – 2017.	3	Azimut Alternative Capital Partners

1 The address of each trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

Semi-Annual Report | 58

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

DECEMBER 31, 2022 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Year of Birth	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Year of Birth: 1981	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	3	None
Monique M. Weiss[2] Year of Birth: 1969	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

Semi-Annual Report | 59

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2022 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-PORT are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

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Semi-Annual Report | 62

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Jeffry Brown

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Camelot Event-Driven Advisors, LLC

1700 Woodlands Dr., Suite 100

Maumee, OH 43537

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

UMB Financial Corporation

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund, the West Hills Fund, and the Camelot Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: March 2, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date March 2, 2023